Income Taxes - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
United Kingdom
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 155.2	$ 48.4